CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	$ 61,039	$ 71,267
Property, plant and equipment	7,752	9,689
Right-of-use assets	16,382	23,777
Long-term prepayments	90	92
Deferred tax assets	30,544	29,761
Investment accounted for using the equity method	466	2,285
Investment in equity instruments designated as at FVTOCI	0	2,020
Investment in debt instruments designated as at FVTPL	3,767	6,093
Restricted cash	1,505	1,528
Total non-current assets	121,545	146,512
Current assets
Inventories	55,724	56,760
Trade and other receivables	54,823	46,158
Marketable securities	112,949	151,683
Cash and cash equivalents	54,944	61,741
Total current assets	278,440	316,342
Total assets	399,985	462,854
Equity
Share capital	7,769	7,669
Share premium	488,990	478,431
Other reserves	(209)	(2,057)
Accumulated deficit	(275,489)	(265,262)
Shareholders’ equity	221,061	218,781
Non-current liabilities
Convertible bonds	78,154	136,598
Lease liabilities	26,968	29,507
Total non-current liabilities	105,122	166,105
Current liabilities
Convertible bonds	4,245	1,824
Trade and other payables	66,611	72,528
Lease liabilities	2,946	3,616
Total current liabilities	73,802	77,968
Total equity and liabilities	$ 399,985	$ 462,854